Trade and Other Payables - Summary of Detailed Information of Trade and Other Payables Explanatory (Detail) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Trade And Other Payables [Abstract]
Trade payables	€ 4,222	€ 4,377
Other accruals	5,016	4,019
Total	€ 9,238	€ 8,396